BALANCE SHEETS - USD ($)	Feb. 28, 2023	Feb. 28, 2022
Current Assets
Cash & cash equivalents	$ 14,780	$ 28,132
Total current assets	14,780	28,132
Other non-current assets	287	518
Total non-current assets	287	518
TOTAL ASSETS	15,087	28,650
Current Liabilities
Loans from related parties	12,879	8,973
Accounts Payable	200	0
Total current liabilities	13,079	8,973
Total Liabilities	13,079	8,973
Commitments and contingencies	0	0
Stockholders' Equity (Deficit)
Common stock, $0.001 par value, 75,000,000 shares authorized;6,570,000 shares issued and outstanding	6,570	6,570
Additional Paid-In-Capital	29,830	29,830
Accumulated Deficit	(34,392)	(16,723)
Total Stockholders' equity (deficit)	2,008	19,677
Total Liabilities and Stockholders' Equity (Deficit)	$ 15,087	$ 28,650